CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Revenues, net	$ 2,062,414	$ 2,042,672	$ 6,307,879	$ 6,173,013
Cost of sales	(1,898,375)	(1,876,292)	(5,748,577)	(5,631,021)
Gross profit	164,039	166,380	559,302	541,992
Selling, marketing, general and administrative expenses	(115,829)	(118,023)	(351,383)	(354,569)
Gain on disposal of business	0	0	75,945	0
Gain on asset sales	1,573	28,746	1,901	43,442
Impairment of goodwill	0	0	(36,684)	0
Impairment, Long-Lived Asset, Held-for-Use	(2,049)	0	(3,326)	0
Operating income	47,734	77,103	245,755	230,865
Other (expense) income, net	(4,541)	4,817	9,458	7,721
Interest income	2,632	2,311	8,335	7,260
Interest expense	(17,473)	(20,899)	(54,209)	(62,359)
Income from continuing operations before income taxes and equity earnings	28,352	63,332	209,339	183,487
Income tax expense	(15,524)	(13,017)	(75,385)	(40,604)
Equity method earnings	2,303	5,342	8,711	11,508
Income from continuing operations	15,131	55,657	142,665	154,391
Income (loss) from discontinued operations, net of income taxes	6,384	(1,672)	32,351	(27,616)
Net income	21,515	53,985	175,016	126,775
Net income attributable to noncontrolling interests	(7,113)	(8,693)	(10,354)	(25,049)
Net income attributable to Dole plc	$ 14,402	$ 45,292	$ 164,662	$ 101,726
Income (loss) per share - basic:
Continuing operations (in USD per share)	$ 0.08	$ 0.50	$ 1.39	$ 1.36
Discontinued operations (in USD per share)	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc - basic (in USD per share)	0.15	0.48	1.73	1.07
Income (loss) per share - diluted:
Continuing operations (in USD per share)	0.08	0.50	1.39	1.36
Discontinued operations (in USD per share)	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.15	$ 0.48	$ 1.73	$ 1.07
Weighted-average shares:
Basic (in shares)	94,990	94,929	94,950	94,912
Diluted (in shares)	95,614	95,148	95,395	95,094
Impairment of goodwill	$ 0	$ 0	$ 36,684	$ 0
Diversified Fresh Produce - Americas & ROW
Income Statement [Abstract]
Impairment of goodwill			(36,684)
Impairment of goodwill			$ 36,684